Fees Summary	May 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,155,000
Previously Paid Amount	0
Total Fee Amount	6,913.23
Total Offset Amount	0
Net Fee	$ 6,913.23